Sungy Mobile Limited (Parent Company) - Condensed Statements of Comprehensive Income (Loss) (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
Revenues	$ 54,321,046	328,843,318	185,218,681	96,594,538
Cost of revenues
Gross profit	38,769,442	234,698,575	110,405,583	49,976,745
Operating expenses					(20,844,955)	(460,046)	(856,602)
Operating loss	14,787,246	89,517,552	4,835,419	(38,743,329)	(20,844,955)	(460,046)	(856,602)
Change in fair value of warrants				(2,356,037)			(2,356,037)
Share of earnings (loss) of subsidiaries					112,659,847	15,628,070	(39,563,403)
Income (loss) before income taxes	14,893,054	90,158,079	8,264,463	(42,776,042)	91,814,892	15,168,024	(42,776,042)
Income tax expense	273,686	1,656,813	6,903,561
Net income (loss)	15,166,740	91,814,892	15,168,024	(42,776,042)	91,814,892	15,168,024	(42,776,042)
Foreign currency translation adjustment, net of nil income taxes	774,083	4,686,070	1,334,554	18,113,956	4,686,070	1,334,554	18,113,956
Comprehensive income (loss)	$ 15,940,823	96,500,962	16,502,578	(24,662,086)	96,500,962	16,502,578	(24,662,086)